Stated Capital - Schedule of Stated Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of the year	$ 3,871.5
Balance at end of the year	3,871.5	$ 3,871.5
Ordinary Shares
Disclosure of classes of share capital [line items]
Balance at beginning of the year	3,871.5	3,871.5
Balance at end of the year	$ 3,871.5	$ 3,871.5
In issue at 1 January	887,717,348	883,333,518
Exercise of employee share options	3,661,223	4,383,830
In issue at 31 December	891,378,571	887,717,348
Authorised	2,000,000,000	2,000,000,000